PARENTHETICAL DATA TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liabilities and Stockholders' Equity [Abstract]
Common stock - par value	$ 1	$ 1	$ 1
Common stock - Authorized	2,000	2,000	2,000
Common stock, issued and outstanding	1	1	1